Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events
8.	Subsequent Events
  There have been no significant events subsequent to June 30, 2018 that require adjustment to or disclosure in the financial statements.